Document and Entity Information	May 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity File Number	001-33174
Entity Registrant Name	Carrols Restaurant Group, Inc.
Entity Central Index Key	0000809248
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3804854
Entity Address, Address Line One	968 James Street
Entity Address, City or Town	Syracuse
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13203
City Area Code	315
Local Phone Number	424-0513
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false